DoubleLine Opportunistic Credit Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Asset Backed Obligations - 2.6%
1,671,781	Castlelake Aircraft Structured Trust, Series 2019-1A-C	6.90	% (b)(d)	04/15/2039	1,146,406
1,988,509	Horizon Aircraft Finance Ltd., Series 2018-1-C	6.66	% (b)(d)	12/15/2038	1,376,559
1,163,750	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	% (b)	07/30/2047	1,143,632
1,000,000	LendingPoint Asset Securitization Trust, Series 2022-B-B	5.99	% (b)	10/15/2029	957,697
20,000	SoFi Professional Loan Program, Series 2018-A-R1	0.00	% (b)(d)(k)	02/25/2042	444,745
5,930	SoFi Professional Loan Program, Series 2018-A-R2	0.00	% (b)(d)(k)	02/25/2042	131,867
1,000,000	Upstart Pass-Through Trust, Series 2021-ST5-CERT	0.00	% (b)(d)(k)	07/20/2027	618,718
864,015	Willis Engine Structured Trust, Series 2021-A-C	7.39	% (b)(d)	05/15/2046	655,692

Total Asset Backed Obligations (Cost $7,947,458)					6,475,316

Bank Loans - 9.2%
370,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.81%		04/20/2028	353,944
481,363	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	4.56%		02/16/2027	443,336
238,200	Aegion Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 0.75% Floor)	6.27%		05/17/2028	218,548
700,000	Almonde, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	8.49%		06/16/2025	607,001
428,925	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%		10/20/2028	406,621
60,000	Apex Tool Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	6.53%		02/08/2029	53,025
1,230,000	Applied Systems, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 5.50%, 0.75% Floor)	7.75%		09/19/2025	1,193,869
500,000	Artera Services LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.50%		03/06/2026	343,000
230,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.75%, 0.50% Floor)	6.81%		12/10/2029	211,600
698,543	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	6.31%		10/25/2028	610,642
110,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	6.92%		01/31/2028	94,462
450,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	6.92%		01/19/2029	384,525
460,350	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.62%		05/08/2028	382,090
249,108	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.57%		12/15/2027	189,945
825,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.50% Floor)	7.94%		12/10/2029	738,375
433,764	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%		10/02/2025	405,210
	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan
2,723	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.50%		06/21/2024	2,369
54,455	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	47,385

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
215,098	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.43%		06/21/2024	187,170
243,978	Brazos Delaware LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.60%		05/21/2025	235,622
605,425	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		07/14/2026	547,910
244,387	Circor International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.50%, 0.50% Floor)	7.14%		12/15/2028	226,058
225,000	Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	5.88%		04/13/2029	210,937
234,600	Connect Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.17%		12/11/2026	216,565
200,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 0.75% Floor)	9.34%		12/01/2028	175,000
280,000	DG Investment Intermediate Holdings, Inc, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	8.42%		03/19/2029	271,600
174,911	DIRECTV Financing LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	6.67%		08/02/2027	161,538
63,294	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%		04/06/2026	58,547
34,029	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%		04/06/2026	31,477
513,713	Eagle Parent Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	6.30%		04/02/2029	494,022
270,861	EG Group Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.01%		02/06/2025	255,286
302,713	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	6.39%		07/28/2028	284,550
443,844	EnergySolutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.00%		05/09/2025	415,180
	Flynn Canada Ltd., Senior Secured First Lien Term Loan
182,688	(1 Month LIBOR USD + 4.50%, 0.50% Floor)	6.19%		07/21/2028	148,891
182,687	(1 Month LIBOR USD + 4.50%, 0.50% Floor)	5.56%		07/21/2028	148,890
89,130	Foresight Energy, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.50% Floor)	10.25	% (d)	06/30/2027	88,399
171,796	Getty Images, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	6.13%		02/19/2026	166,556
76,634	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	6.75%		09/29/2028	74,559
815,309	Grab Holdings, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		01/29/2026	748,046
452,630	Granite US Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.31%		09/30/2026	428,584
327,023	Groupe Solmax, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	7.00%		05/30/2028	295,684
	Gulf Finance LLC, Senior Secured First Lien Term Loan
334,181	(1 Month LIBOR USD + 6.75%, 1.00% Floor)	7.87%		08/25/2026	249,593
196,265	(1 Month LIBOR USD + 6.75%, 1.00% Floor)	8.42%		08/25/2026	146,587
378,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	7.92%		07/07/2025	372,330
541,672	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	4.92%		02/01/2029	498,241

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
123,750	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.00%	03/31/2028	114,508
79,400	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.96%	07/07/2028	56,175
460,800	Keane Group Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	5.94%	05/26/2025	441,216
505,000	Kenan Advantage Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%, 0.75% Floor)	8.92%	09/01/2027	462,075
82,150	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	2.67%	06/30/2025	42,136
6,257	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%	06/30/2024	4,067
118,626	Lereta LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.75% Floor)	6.92%	07/27/2028	108,098
190,000	LSF9 Atlantis Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	9.30%	03/31/2029	175,180
235,000	MedAssets Software Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 6.75%, 0.50% Floor)	7.25%	12/17/2029	210,325
201,925	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	6.25%	10/01/2027	191,514
105,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	7.31%	06/21/2027	104,002
425,700	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.38%	03/27/2026	404,060
205,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%, 0.50% Floor)	8.10%	10/15/2029	193,565
155,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	9.87%	11/30/2026	113,710
110,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	8.67%	10/19/2026	101,682
70,977	New Constellis Borrower LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 11.00%, 1.00% Floor) (1 Month LIBOR USD + 11.00% + 1.00% PIK)	12.79%	03/27/2025	32,051
228,850	OLA Netherlands B.V., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.25%, 0.75% Floor)	7.63%	12/15/2026	196,049
118,800	OYO Hospitality Netharlands B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.25%, 0.75% Floor)	10.44%	06/23/2026	103,554
720,000	PetVet Care Centers LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	7.92%	02/13/2026	704,704
185,000	PMHC, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	5.29%	04/23/2029	162,261
58,968	Polar US Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.00%	10/15/2025	54,103
88,875	Potters Borrower LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	6.25%	12/14/2027	84,876
251,331	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.42%	03/11/2026	235,915
	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan
155,000	(3 Month LIBOR USD + 6.75%, 0.50% Floor)	7.72%	09/21/2029	137,563
155,000	(1 Month LIBOR USD + 6.75%, 0.50% Floor)	7.87%	09/21/2029	137,562

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
270,000	(1 Month LIBOR USD + 4.25%)	5.89%		07/09/2025	243,473
230,000	(1 Month LIBOR USD + 4.25%)	5.85%		07/09/2025	207,402
105,597	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%		05/30/2025	100,317
21,564	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 0.00%)	3.25%		04/25/2024	5,499
229,832	Riverbed Technology, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)(1 Month LIBOR USD + 6.00% + 2.00% PIK)	7.63%		12/07/2026	137,828
76,906	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	6.75%		11/01/2024	70,418
159,375	Skillsoft Finance, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.19%		07/14/2028	148,936
190,000	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	8.42%		06/26/2026	177,867
125,000	Southern Veterinary Partners LLC, Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.75%, 1.00% Floor)	9.42%		09/22/2028	121,406
535,000	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	8.42%		07/20/2026	492,869
184,075	Think & Learn Private Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 0.75% Floor)	6.25%		11/24/2026	157,384
235,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	8.31%		03/03/2028	231,886
60,891	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.67%		01/25/2024	54,612
520,086	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	2.51%		02/28/2025	515,860
47,802	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.01%		05/29/2026	37,330
90,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.50% Floor)	6.21%		05/03/2027	83,745
51,512	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.89%		10/22/2025	49,774
500,000	Vantage Specialty Chemicals, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.25%, 1.00% Floor)	9.82%		10/27/2025	481,460
289,549	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.67%		08/27/2025	277,967
302,713	Viad Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.50% Floor)	6.67%		07/31/2028	286,063
487,500	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	6.75%		06/22/2026	462,272
50,000	WWEX UNI TopCo Holdings LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.00%, 0.75% Floor)	8.01%		07/26/2029	45,375
156,024	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	4.56%		09/30/2026	147,370

Total Bank Loans (Cost $25,146,828)					22,931,833

Collateralized Loan Obligations - 35.2%
1,000,000	Allegany Park Ltd., Series 2019-1A-ER (Secured Overnight Financing Rate 3 Month + 6.40%, 6.40% Floor)	7.25	% (b)	01/20/2035	886,092
1,000,000	ARES Ltd., Series 2014-1A-SUB	0.00	% (b)(d)(e)	04/17/2026	1

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,700,000	Atlas Senior Loan Fund Ltd., Series 2019-14A-D (3 Month LIBOR USD + 3.90%, 3.90% Floor)	4.96	% (b)	07/20/2032	1,607,895
1,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	5.20	% (b)	05/28/2030	960,592
500,000	Bain Capital Credit Ltd., Series 2019-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	4.20	% (b)	10/21/2034	464,555
4,000,000	Bain Capital Credit Ltd., Series 2022-5A-D (Secured Overnight Financing Rate 3 Month + 4.39%, 4.39% Floor)	0.00	% (b)	07/24/2034	3,940,000
1,000,000	Barings Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	4.01	% (b)	10/20/2030	924,825
1,000,000	Barings Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	4.64	% (b)	07/18/2029	971,783
500,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	3.96	% (b)	07/20/2029	461,350
1,000,000	Barings Ltd., Series 2018-3A-E (3 Month LIBOR USD + 5.75%)	6.81	% (b)	07/20/2029	847,937
2,500,000	Barings Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.65%, 3.65% Floor)	4.69	% (b)	04/15/2036	2,404,727
1,500,000	Barings Ltd., Series 2019-1A-ER (3 Month LIBOR USD + 6.86%, 6.86% Floor)	7.90	% (b)	04/15/2036	1,339,102
1,000,000	Barings Ltd., Series 2019-2A-CR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	4.44	% (b)	04/15/2036	930,910
5,000,000	Beechwood Park Ltd., Series 2019-1A-DR (Secured Overnight Financing Rate 3 Month + 3.10%, 3.10% Floor)	3.95	% (b)	01/17/2035	4,577,662
1,000,000	BlueMountain Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.90%)	4.04	% (b)	10/22/2030	913,692
1,700,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	4.04	% (b)	01/30/2031	1,536,895
1,000,000	Canyon Capital Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.04	% (b)	07/15/2030	962,484
1,000,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	7.29	% (b)	07/15/2030	856,374
1,500,000	Canyon Capital Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.79	% (b)	07/15/2031	1,260,751
1,550,000	Canyon Capital Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	4.14	% (b)	04/15/2032	1,462,384
1,000,000	Canyon Capital Ltd., Series 2019-1A-ER (3 Month LIBOR USD + 7.15%, 7.15% Floor)	8.19	% (b)	04/15/2032	889,930
2,250,000	Canyon Capital Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.41%, 6.41% Floor)	7.45	% (b)	04/15/2034	1,954,648
2,000,000	Carlyle Global Market Strategies Ltd., Series 2013-1A-CR (3 Month LIBOR USD + 3.35%)	4.76	% (b)	08/14/2030	1,876,372
1,500,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-DR (3 Month LIBOR USD + 6.70%, 6.70% Floor)	7.76	% (b)	01/20/2032	1,268,296
1,000,000	Carlyle Global Market Strategies Ltd., Series 2021-1A-D (3 Month LIBOR USD + 6.00%, 6.00% Floor)	7.04	% (b)	04/15/2034	850,851
500,000	Dewolf Park Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	3.89	% (b)	10/15/2030	477,141
1,500,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	6.19	% (b)	01/15/2031	1,207,327
1,200,000	Dryden Senior Loan Fund, Series 2015-38A-ER (3 Month LIBOR USD + 5.60%, 5.60% Floor)	6.64	% (b)	07/15/2030	982,927
2,000,000	Dryden Senior Loan Fund, Series 2015-40A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	7.16	% (b)	08/15/2031	1,650,263
1,750,000	Dryden Senior Loan Fund, Series 2016-42A-ER (3 Month LIBOR USD + 5.55%)	6.59	% (b)	07/15/2030	1,428,986

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
500,000	Dryden Senior Loan Fund, Series 2017-50A-D (3 Month LIBOR USD + 3.25%, 3.25% Floor)	4.29	% (b)	07/15/2030	478,140
2,000,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	7.44	% (b)	10/15/2030	1,806,409
500,000	GoldenTree Loan Management Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	3.91	% (b)	04/20/2030	470,820
1,000,000	Greenwood Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 4.95%)	5.99	% (b)	04/15/2031	852,003
775,000	Grippen Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.30%)	4.36	% (b)	01/20/2030	739,251
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	4.79	% (b)	10/22/2025	470,368
1,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	3.96	% (b)	10/20/2029	881,670
1,000,000	HPS Loan Management Ltd., Series 11A-17-E (3 Month LIBOR USD + 6.10%)	7.51	% (b)	05/06/2030	850,832
2,500,000	LCM LP, Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	6.36	% (b)	01/20/2031	2,014,384
850,000	Madison Park Funding Ltd., Series 2014-14A-ER (3 Month LIBOR USD + 5.80%, 5.80% Floor)	6.94	% (b)	10/22/2030	744,363
1,500,000	Madison Park Funding Ltd., Series 2016-22A-ER (3 Month LIBOR USD + 6.70%, 6.70% Floor)	7.74	% (b)	01/15/2033	1,355,719
1,000,000	Madison Park Funding Ltd., Series 2019-34A-ER (3 Month LIBOR USD + 6.65%, 6.65% Floor)	7.83	% (b)	04/25/2032	927,187
1,500,000	Magnetite Ltd., Series 2019-24A-DR (Secured Overnight Financing Rate 3 Month + 3.05%, 3.05% Floor)	3.90	% (b)	04/15/2035	1,364,671
1,000,000	Magnetite Ltd., Series 2019-24A-ER (Secured Overnight Financing Rate 3 Month + 6.40%, 6.40% Floor)	7.25	% (b)	04/15/2035	883,830
500,000	Marble Point Ltd., Series 2021-3A-D1 (3 Month LIBOR USD + 3.50%, 3.50% Floor)	4.54	% (b)	10/17/2034	476,049
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	7.29	% (b)	04/15/2034	885,009
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	3.89	% (b)	10/18/2029	938,332
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-DR (3 Month LIBOR USD + 2.70%, 2.70% Floor)	3.74	% (b)	01/20/2032	1,868,499
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-CR3 (3 Month LIBOR USD + 2.75%, 2.75% Floor)	4.16	% (b)	02/14/2031	2,283,294
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 1.90%, 1.90% Floor)	3.04	% (b)	01/22/2030	937,362
4,000,000	Octagon Investment Partners Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 7.00%, 7.00% Floor)	8.41	% (b)	02/14/2031	3,600,064
1,000,000	Octagon Investment Partners Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	3.89	% (b)	07/15/2030	903,106
2,000,000	Octagon Investment Partners Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 7.25%)	8.43	% (b)	01/24/2033	1,721,538
1,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR (3 Month LIBOR USD + 8.09%, 8.09% Floor)	9.13	% (b)	07/15/2030	837,978
500,000	Octagon Investment Partners Ltd., Series 2017-1A-CR (3 Month LIBOR USD + 3.30%)	4.36	% (b)	03/17/2030	469,539
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-SUB	0.00	% (b)(d)(e)(k)	03/17/2030	844,385
1,500,000	Octagon Investment Partners Ltd., Series 2018-1A-D (3 Month LIBOR USD + 5.20%, 5.20% Floor)	6.26	% (b)	01/20/2031	1,206,143

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
900,000	Octagon Investment Partners Ltd., Series 2018-3A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.81	% (b)	10/20/2030	794,749
1,000,000	Octagon Investment Partners Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.25%, 3.25% Floor)	4.29	% (b)	10/15/2034	950,181
500,000	Octagon Investment Partners Ltd., Series 2019-4A-E (3 Month LIBOR USD + 6.80%, 6.80% Floor)	8.20	% (b)	05/12/2031	442,500
500,000	OHA Credit Funding Ltd., Series 2021-9A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	3.99	% (b)	07/19/2035	462,651
500,000	RR Ltd., Series 2017-2A-DR (3 Month LIBOR USD + 5.80%, 5.80% Floor)	6.84	% (b)	04/15/2036	432,216
1,000,000	RR Ltd., Series 2018-4A-C (3 Month LIBOR USD + 2.95%)	3.99	% (b)	04/15/2030	931,367
1,000,000	RR Ltd., Series 2019-6A-DR (3 Month LIBOR USD + 5.85%, 5.85% Floor)	6.89	% (b)	04/15/2036	839,398
2,500,000	Sound Point Ltd., Series 2019-2A-DR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	4.34	% (b)	07/15/2034	2,255,094
2,500,000	THL Credit Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.79	% (b)	01/15/2031	2,072,263
1,000,000	THL Credit Wind River Ltd., Series 2014-3A-DR2 (3 Month LIBOR USD + 3.40%, 3.40% Floor)	4.54	% (b)	10/22/2031	916,806
1,000,000	THL Credit Wind River Ltd., Series 2017-3A-DR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	4.89	% (b)	04/15/2035	940,119
1,040,000	THL Credit Wind River Ltd., Series 2017-4A-D (3 Month LIBOR USD + 2.65%)	4.13	% (b)	11/20/2030	982,450
1,000,000	THL Credit Wind River Ltd., Series 2021-3A-D (3 Month LIBOR USD + 3.35%, 3.35% Floor)	4.41	% (b)	07/20/2033	949,076
2,250,000	Trimaran CAVU LLC, Series 2019-1A-D (3 Month LIBOR USD + 4.15%, 4.15% Floor)	5.21	% (b)	07/20/2032	2,129,729
500,000	Trimaran CAVU LLC, Series 2019-2A-C (3 Month LIBOR USD + 4.72%, 4.72% Floor)	5.76	% (b)	11/26/2032	471,302
500,000	Venture Ltd., Series 2017-30A-C (3 Month LIBOR USD + 1.95%)	2.99	% (b)	01/15/2031	476,120
1,000,000	Voya Ltd., Series 2020-1A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	4.14	% (b)	07/16/2034	941,515

Total Collateralized Loan Obligations (Cost $97,743,695)					87,695,233

Foreign Corporate Bonds - 3.5%
200,000	ABM Investama Tbk PT	9.50	% (b)	08/05/2026	177,070
250,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	183,396
800,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50%		04/16/2031	684,796
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.03%)	6.63	% (a)(b)	01/24/2032	163,700
200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 4.31%)	5.88%		09/13/2034	177,590
250,000	Braskem Idesa SAPI	6.99	% (b)	02/20/2032	193,711
200,000	Camposol S.A.	6.00%		02/03/2027	168,474
250,000	Ecopetrol S.A.	5.88%		05/28/2045	170,625
250,000	Ecopetrol S.A.	5.88%		11/02/2051	163,969
146,300	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	123,257
450,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	345,076
800,000	Frigorifico Concepcion S.A.	7.70	% (b)	07/21/2028	629,840
1,190,800	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	1,092,559
400,000	Indonesia Asahan Aluminium Persero PT	5.80%		05/15/2050	322,806
200,000	Jababeka International B.V.	6.50%		10/05/2023	131,200
348,680	LLPL Capital Pte Ltd.	6.88%		02/04/2039	325,040

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
200,000	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	159,469
300,000	Metinvest B.V.	7.75%		10/17/2029	164,445
450,000	Mexico City Airport Trust	5.50%		07/31/2047	309,901
400,000	Minejesa Capital B.V.	5.63%		08/10/2037	324,406
200,000	Movida Europe S.A.	5.25%		02/08/2031	155,280
800,000	Petrobras Global Finance B.V.	5.50%		06/10/2051	608,356
600,000	Petroleos del Peru S.A.	5.63%		06/19/2047	408,993
800,000	Petroleos Mexicanos	6.38%		01/23/2045	486,292
500,000	Prime Energia S.p.A.	5.38%		12/30/2030	338,352
400,000	SierraCol Energy Andina LLC	6.00	% (b)	06/15/2028	292,602
200,000	Simpar Europe S.A.	5.20%		01/26/2031	154,807
200,000	YPF S.A.	8.50%		06/27/2029	123,870

Total Foreign Corporate Bonds (Cost $10,317,221)					8,579,882

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.7%
400,000	Brazilian Government International Bond	4.75%		01/14/2050	272,212
800,000	Colombia Government International Bond	5.00%		06/15/2045	537,640
250,000	Dominican Republic International Bond	5.30%		01/21/2041	174,136
150,000	Dominican Republic International Bond	5.88%		01/30/2060	103,015
500,000	Mexico Government International Bond	3.77%		05/24/2061	325,681
350,000	Republic of South Africa Government Bond	5.65%		09/27/2047	239,873
200,000	Ukraine Government International Bond	9.75%		11/01/2028	50,720
200,000	Ukraine Government International Bond	7.25%		03/15/2033	50,250

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $2,488,790)					1,753,527

Non-Agency Commercial Mortgage Backed Obligations - 25.7%
2,500,000	Alen Mortgage Trust, Series 2021-ACEN-F (1 Month LIBOR USD + 5.00%, 5.00% Floor)	6.32	% (b)	04/15/2034	2,360,951
2,000,000	AREIT Trust, Series 2019-CRE3-D (Secured Overnight Financing Rate 1 Month + 2.76%, 2.65% Floor)	4.10	% (b)	09/14/2036	1,964,222
5,843,520	BANK, Series 2020-BN26-XF	1.50	% (b)(f)	03/15/2063	498,958
1,000,000	Beast Mortgage Trust, Series 2021-1818-G (1 Month LIBOR USD + 6.00%, 6.25% Floor)	7.32	% (b)	03/15/2036	956,235
16,045,109	Benchmark Mortgage Trust, Series 2018-B1-XA	0.63	% (e)(f)	01/15/2051	354,528
1,398,000	Benchmark Mortgage Trust, Series 2018-B4-D	2.95	% (b)(e)	07/15/2051	1,075,410
1,012,000	BF Mortgage Trust, Series 2019-NYT-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	4.32	% (b)	12/15/2035	915,809
850,000	BX Trust, Series 2017-APPL-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	5.57	% (b)	07/15/2034	825,098
2,125,000	BX Trust, Series 2017-SLCT-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	5.57	% (b)	07/15/2034	2,053,057
4,200,000	BX Trust, Series 2019-IMC-G (1 Month LIBOR USD + 3.60%, 3.60% Floor)	4.92	% (b)	04/15/2034	3,896,623
1,000,000	BX Trust, Series 2019-OC11-E	4.08	% (b)(e)	12/09/2041	808,685
516,671	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	4.17	% (b)	10/15/2035	504,812
17,113,165	CD Commercial Mortgage Trust, Series 2017-CD6-XA	1.06	% (e)(f)	11/13/2050	508,716
269,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57	% (b)(e)	02/10/2048	241,316
3,945,549	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.47	% (e)(f)	02/10/2048	106,587

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
182,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85	% (b)	02/10/2049	119,994
168,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.65% Floor)	4.97	% (b)	12/15/2036	157,649
23,871,415	Commercial Mortgage Pass-Through Trust, Series 2013-LC6-XA	1.39	% (e)(f)	01/10/2046	46,077
26,400,000	Commercial Mortgage Pass-Through Trust, Series 2014-UBS3-XC	1.40	% (b)(e)(f)	06/10/2047	552,196
1,288,300	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-F	3.75	% (b)(d)	08/10/2047	290,644
2,210,087	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-G	3.75	% (b)(d)	08/10/2047	163,330
5,000	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-V	0.00	% (b)(d)(e)	08/10/2047	1
27,394,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR23-XD	1.19	% (b)(e)(f)	05/10/2048	755,403
5,297,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR26-XD	1.37	% (b)(e)(f)	10/10/2048	186,094
71,839,818	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-XA	0.81	% (e)(f)	07/10/2048	1,150,752
885,000	CSAIL Commercial Mortgage Trust, Series 2016-C5-C	4.80	% (e)	11/15/2048	844,508
4,361,683	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	2.03	% (e)(f)	01/15/2049	241,453
1,000,000	DOLP Trust, Series 2021-NYC-F	3.70	% (b)(e)	05/10/2041	753,054
1,000,000	DOLP Trust, Series 2021-NYC-G	3.70	% (b)(e)	05/10/2041	708,637
600,529	FREMF Mortgage Trust, Series 2015-KF07-B (1 Month LIBOR USD + 4.95%)	6.07	% (b)	02/25/2025	600,147
543,955	FREMF Mortgage Trust, Series 2016-KF25-B (1 Month LIBOR USD + 5.00%, 5.00% Floor)	6.12	% (b)	10/25/2023	543,781
1,972,996	FREMF Mortgage Trust, Series 2018-KF56-C (1 Month LIBOR USD + 5.80%, 5.80% Floor)	6.92	% (b)	11/25/2028	1,942,966
1,491,060	FREMF Mortgage Trust, Series 2019-KF71-C (1 Month LIBOR USD + 6.00%, 6.00% Floor)	7.12	% (b)	10/25/2029	1,493,054
750,000	FS Rialto, Series 2022-FL5-D (Secured Overnight Financing Rate 1 Month + 4.82%, 4.82% Floor)	5.72	% (b)	06/19/2037	740,760
3,000,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	4.46	% (b)	12/15/2036	2,756,416
1,000,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (1 Month LIBOR USD + 5.00%, 5.00% Floor)	6.32	% (b)	11/15/2036	947,337
1,304,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.67	% (b)(e)	11/10/2047	937,253
1,744,000	GS Mortgage Securities Trust, Series 2015-GC28-D	4.45	% (b)(e)	02/10/2048	1,570,868
79,180,579	GS Mortgage Securities Trust, Series 2018-GS9-XA	0.57	% (e)(f)	03/10/2051	1,556,334
2,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3-D	5.71	% (b)(e)	02/15/2046	1,486,249
1,175,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON-F	4.77	% (b)(e)	07/05/2031	1,128,528
500,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	4.32	% (b)	07/15/2036	461,352
1,153,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-G (1 Month LIBOR USD + 4.05%, 4.05% Floor)	5.37	% (b)	07/15/2036	1,061,001
1,153,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-XG	0.50	% (b)(e)(f)	07/15/2036	4,253
8,316,233	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	1.10	% (b)(e)(f)	08/15/2046	98,013
3,488,650	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00	% (b)(d)(e)	04/15/2047	2,790,074
1,938,200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75	% (b)(d)(e)	04/15/2047	1,189,506
5,298,968	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75	% (b)(d)(e)	04/15/2047	490,155
925,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.63	% (e)	09/15/2047	880,952
2,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	4.13	% (b)(e)	09/15/2047	1,820,778

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,596,478	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.09	% (e)(f)	01/15/2048	64,894
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.94	% (b)(e)	02/15/2048	415,944
180,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.32	% (e)	05/15/2048	168,815
20,920,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XE	0.42	% (b)(e)(f)	05/15/2048	187,797
675,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.81	% (e)	11/15/2048	534,216
16,358,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XD	0.50	% (b)(e)(f)	11/15/2048	218,685
165,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.76	% (e)	12/15/2048	155,901
3,074,758	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.92	% (b)(e)(f)	03/10/2049	89,275
1,000,000	LSTAR Commercial Mortgage Trust, Series 2017-5-C	4.83	% (b)(e)	03/10/2050	924,930
1,000,000	Med Trust, Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	6.58	% (b)	11/15/2038	908,246
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	475,459
1,191,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G (1 Month LIBOR USD + 6.90%, 6.90% Floor)	8.22	% (b)	11/15/2034	1,033,718
2,893,771	SMR Mortgage Trust, Series 2022-IND-G (Secured Overnight Financing Rate 1 Month + 7.50%, 7.50% Floor)	8.78	% (b)	02/15/2039	2,793,994
997,454	TTAN, Series 2021-MHC-G (1 Month LIBOR USD + 4.20%, 4.20% Floor)	5.53	% (b)	03/15/2038	918,366
1,000,000	UBS Commercial Mortgage Trust, Series 2018-C12-C	5.11	% (e)	08/15/2051	902,374
1,420,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-C	4.21	% (b)(e)	03/10/2046	1,304,070
824,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-D	4.21	% (b)(e)	03/10/2046	636,128
467,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-E	4.87	% (b)(d)(e)	10/15/2045	465,204
23,293,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-XF	1.22	% (b)(e)(f)	05/15/2048	630,325
747,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-D	3.84	% (e)	12/15/2048	660,913
1,044,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.24	% (e)	06/15/2049	889,591
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-D	3.25	% (b)	01/15/2060	792,771
48,247,643	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.76	% (e)(f)	03/15/2051	1,327,572

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $78,610,020)					64,039,764

Non-Agency Residential Collateralized Mortgage Obligations - 13.4%
1,295,951	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.61	% (e)	03/25/2036	834,786
505,443	BCAP LLC Trust, Series 2010-RR6-6A2	9.30	% (b)(e)	07/26/2037	292,757
9,367,834	BCAPB LLC Trust, Series 2007-AB1-A5	4.74	% (l)	03/25/2037	4,637,240
1,300,633	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	648,464
1,414,377	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	789,711
1,327,103	CHL Mortgage Pass-Through Trust, Series 2007-4-1A35 (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	5.08	% (f)(g)	05/25/2037	253,622
294,535	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4 (-3 x 1 Month LIBOR USD + 19.66%, 19.66% Cap)	15.20	% (b)(g)	10/25/2035	290,037
705,855	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5 (1 Month LIBOR USD + 1.10%, 1.10% Floor, 7.00% Cap)	2.72%		02/25/2036	587,272
149,065	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x 1 Month LIBOR USD + 21.63%, 21.63% Cap)	15.68	% (g)	02/25/2036	137,156
1,912,935	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-7A1	6.00%		12/25/2035	1,189,656
3,167,773	CSMC Mortgage-Backed Trust, Series 2006-5-3A3	6.50%		06/25/2036	844,067

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
424,355	CSMC Mortgage-Backed Trust, Series 2006-9-2A1	5.50%		11/25/2036	377,960
171,204	CSMC Mortgage-Backed Trust, Series 2006-9-6A14	6.00%		11/25/2036	157,158
1,060,877	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23-6A1	2.92	% (e)	11/25/2035	970,363
63,782	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2023	47,326
1,109,086	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.00	% (b)(e)	06/26/2037	961,175
239,038	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	236,412
1,252,391	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	786,584
5,800,000	PNMAC GMSR Issuer Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	3.97	% (b)	04/25/2023	5,741,125
777,447	RBSGC Structured Trust, Series 2008-B-A1	6.00	% (b)	06/25/2037	694,927
623,830	Residential Accredit Loans, Inc., Series 2005-QS14-3A1	6.00%		09/25/2035	574,936
1,485,206	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	1,284,131
460,042	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	396,501
722,113	Residential Accredit Loans, Inc., Series 2007-QS6-A1 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	1.95%		04/25/2037	554,191
764,495	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	666,434
164,501	Residential Accredit Loans, Inc., Series 2007-QS6-A2 (-8 x 1 Month LIBOR USD + 55.58%, 55.58% Cap)	42.05	% (g)	04/25/2037	200,048
1,644,877	Residential Asset Securitization Trust, Series 2006-A6-1A12 (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	5.48	% (f)(g)	07/25/2036	297,536
1,626,369	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	560,558
446,629	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	377,475
512,477	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	2.82	% (e)	02/25/2036	480,701
536,639	Velocity Commercial Capital Loan Trust, Series 2018-1-M4	5.01	% (b)	04/25/2048	500,344
399,592	Velocity Commercial Capital Loan Trust, Series 2018-1-M5	6.26	% (b)	04/25/2048	376,929
560,776	Velocity Commercial Capital Loan Trust, Series 2018-1-M6	7.26	% (b)	04/25/2048	503,714
5,000,000	VOLT LLC, Series 2021-NPL3-A2	4.95	% (b)(c)	02/27/2051	4,818,046
3,292,114	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A4	4.17%		10/25/2036	1,382,350

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $43,300,987)					33,451,692

US Government and Agency Mortgage Backed Obligations - 19.8%
343,944	Federal Home Loan Mortgage Corporation REMICS, Series 3211-SI (-4 x 1 Month LIBOR USD + 27.67%, 27.67% Cap)	22.10	% (f)(g)	09/15/2036	177,325
845,348	Federal Home Loan Mortgage Corporation REMICS, Series 3236-ES (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	5.38	% (f)(g)	11/15/2036	92,110
533,341	Federal Home Loan Mortgage Corporation REMICS, Series 3256-S (-1 x 1 Month LIBOR USD + 6.69%, 6.69% Cap)	5.37	% (f)(g)	12/15/2036	72,027
259,493	Federal Home Loan Mortgage Corporation REMICS, Series 3292-SD (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.78	% (f)(g)	03/15/2037	24,510
3,423,569	Federal Home Loan Mortgage Corporation REMICS, Series 3297-BI (-1 x 1 Month LIBOR USD + 6.76%, 6.76% Cap)	5.44	% (f)(g)	04/15/2037	486,799
2,740,168	Federal Home Loan Mortgage Corporation REMICS, Series 3311-BI (-1 x 1 Month LIBOR USD + 6.76%, 6.76% Cap)	5.44	% (f)(g)	05/15/2037	305,797
2,332,083	Federal Home Loan Mortgage Corporation REMICS, Series 3311-IA (-1 x 1 Month LIBOR USD + 6.41%, 6.41% Cap)	5.09	% (f)(g)	05/15/2037	316,823
475,503	Federal Home Loan Mortgage Corporation REMICS, Series 3314-SH (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	5.08	% (f)(g)	11/15/2036	63,811
213,068	Federal Home Loan Mortgage Corporation REMICS, Series 3330-KS (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	5.23	% (f)(g)	06/15/2037	15,693

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
45,904	Federal Home Loan Mortgage Corporation REMICS, Series 3339-AI (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	5.23	% (f)(g)	07/15/2037	3,467
1,672,021	Federal Home Loan Mortgage Corporation REMICS, Series 3339-TI (-1 x 1 Month LIBOR USD + 6.14%, 6.14% Cap)	4.82	% (f)(g)	07/15/2037	178,407
814,202	Federal Home Loan Mortgage Corporation REMICS, Series 3374-SD (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	5.13	% (f)(g)	10/15/2037	96,978
131,704	Federal Home Loan Mortgage Corporation REMICS, Series 3382-SU (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.98	% (f)(g)	11/15/2037	12,577
3,032,533	Federal Home Loan Mortgage Corporation REMICS, Series 3404-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.68	% (f)(g)	01/15/2038	365,573
144,901	Federal Home Loan Mortgage Corporation REMICS, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	4.33	% (f)(g)	03/15/2038	13,036
2,010,707	Federal Home Loan Mortgage Corporation REMICS, Series 3435-S (-1 x 1 Month LIBOR USD + 5.98%, 5.98% Cap)	4.66	% (f)(g)	04/15/2038	250,968
118,721	Federal Home Loan Mortgage Corporation REMICS, Series 3508-PS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	5.33	% (f)(g)	02/15/2039	7,534
698,608	Federal Home Loan Mortgage Corporation REMICS, Series 3728-SV (-1 x 1 Month LIBOR USD + 4.45%, 4.45% Cap)	3.13	% (f)(g)	09/15/2040	50,936
6,201,898	Federal Home Loan Mortgage Corporation REMICS, Series 3736-SN (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.73	% (f)(g)	10/15/2040	758,431
2,270,291	Federal Home Loan Mortgage Corporation REMICS, Series 3753-SB (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.68	% (f)(g)	11/15/2040	303,589
2,620,775	Federal Home Loan Mortgage Corporation REMICS, Series 3780-SM (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	5.18	% (f)(g)	12/15/2040	363,713
895,794	Federal Home Loan Mortgage Corporation REMICS, Series 3815-ST (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	4.53	% (f)(g)	02/15/2041	110,535
1,174,966	Federal Home Loan Mortgage Corporation REMICS, Series 3905-SC (-5 x 1 Month LIBOR USD + 22.75%, 22.75% Cap)	17.44	% (g)	08/15/2041	1,374,271
1,032,024	Federal Home Loan Mortgage Corporation REMICS, Series 3924-SJ (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.68	% (f)(g)	09/15/2041	130,961
1,774,521	Federal Home Loan Mortgage Corporation REMICS, Series 3960-ES (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	4.63	% (f)(g)	11/15/2041	194,532
1,843,335	Federal Home Loan Mortgage Corporation REMICS, Series 4291-MS (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	4.58	% (f)(g)	01/15/2054	221,510
1,039,598	Federal Home Loan Mortgage Corporation REMICS, Series 4610-IB	3.00	% (f)	06/15/2041	15,574
13,523,957	Federal Home Loan Mortgage Corporation REMICS, Series 5100-DS (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	1.57	% (f)(g)	05/25/2051	204,335
11,653,102	Federal Home Loan Mortgage Corporation REMICS, Series 5112-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	1.57	% (f)(g)	06/25/2051	192,739
3,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-HQA2-B2 (1 Month LIBOR USD + 7.60%)	9.22	% (b)	03/25/2050	2,739,202
2,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-HQA2-B2 (Secured Overnight Financing Rate 30 Day Average + 5.45%)	6.38	% (b)	12/25/2033	1,574,694
33,882,307	Federal Home Loan Mortgage Corporation, Series 2021-P009-X	1.56	% (e)(f)	01/25/2031	2,331,336
4,482,475	Federal National Mortgage Association Pass-Thru, Pool MA4625	3.50%		06/01/2052	4,317,511
61,269	Federal National Mortgage Association, Series 2005-72-WS (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	5.13	% (f)(g)	08/25/2035	4,712
536,860	Federal National Mortgage Association, Series 2005-90-SP (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	5.13	% (f)(g)	09/25/2035	19,900

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
323,305	Federal National Mortgage Association, Series 2006-117-SQ (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.93	% (f)(g)	12/25/2036	20,893
153,225	Federal National Mortgage Association, Series 2006-119-HS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	5.03	% (f)(g)	12/25/2036	22,291
3,033,444	Federal National Mortgage Association, Series 2006-123-CI (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	5.12	% (f)(g)	01/25/2037	418,272
1,549,093	Federal National Mortgage Association, Series 2007-15-BI (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	5.08	% (f)(g)	03/25/2037	183,409
265,731	Federal National Mortgage Association, Series 2007-20-S (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	5.12	% (f)(g)	03/25/2037	25,351
153,049	Federal National Mortgage Association, Series 2007-21-SD (-1 x 1 Month LIBOR USD + 6.48%, 6.48% Cap)	4.86	% (f)(g)	03/25/2037	21,508
762,498	Federal National Mortgage Association, Series 2007-30-IE (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	5.12	% (f)(g)	04/25/2037	111,152
1,701,733	Federal National Mortgage Association, Series 2007-32-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.48	% (f)(g)	04/25/2037	206,167
653,148	Federal National Mortgage Association, Series 2007-40-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.48	% (f)(g)	05/25/2037	82,959
158,009	Federal National Mortgage Association, Series 2007-48-SE (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.48	% (f)(g)	05/25/2037	9,412
210,616	Federal National Mortgage Association, Series 2007-64-LI (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	4.94	% (f)(g)	07/25/2037	25,761
80,817	Federal National Mortgage Association, Series 2007-68-SA (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	5.03	% (f)(g)	07/25/2037	9,243
3,863,345	Federal National Mortgage Association, Series 2007-75-PI (-1 x 1 Month LIBOR USD + 6.54%, 6.54% Cap)	4.92	% (f)(g)	08/25/2037	485,611
2,061,459	Federal National Mortgage Association, Series 2008-33-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.38	% (f)(g)	04/25/2038	227,114
1,819,198	Federal National Mortgage Association, Series 2008-42-SC (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	4.28	% (f)(g)	05/25/2038	165,311
410,557	Federal National Mortgage Association, Series 2008-5-GS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.63	% (f)(g)	02/25/2038	38,226
1,061,427	Federal National Mortgage Association, Series 2008-62-SD (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.43	% (f)(g)	07/25/2038	94,615
713,867	Federal National Mortgage Association, Series 2008-68-SB (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.48	% (f)(g)	08/25/2038	79,969
103,659	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.63	% (f)(g)	01/25/2040	13,963
659,925	Federal National Mortgage Association, Series 2009-12-CI (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	4.98	% (f)(g)	03/25/2036	67,042
112,145	Federal National Mortgage Association, Series 2009-47-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.48	% (f)(g)	07/25/2039	9,384
141,916	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	4.33	% (f)(g)	07/25/2039	15,815
75,279	Federal National Mortgage Association, Series 2009-67-SA (-1 x 1 Month LIBOR USD + 5.15%, 0.25% Floor, 5.15% Cap)	3.53	% (f)(g)	07/25/2037	3,175
312,610	Federal National Mortgage Association, Series 2009-87-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.38	% (f)(g)	11/25/2049	46,489
5,017,029	Federal National Mortgage Association, Series 2009-90-QI (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	4.98	% (f)(g)	08/25/2036	574,981
585,886	Federal National Mortgage Association, Series 2009-91-SD (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.53	% (f)(g)	11/25/2039	66,436
105,443	Federal National Mortgage Association, Series 2010-115-SD (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	4.98	% (f)(g)	11/25/2039	13,796

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
126,575	Federal National Mortgage Association, Series 2010-11-SC (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	3.18	% (f)(g)	02/25/2040	5,951
429,520	Federal National Mortgage Association, Series 2010-134-SE (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	5.03	% (f)(g)	12/25/2025	16,017
4,079,885	Federal National Mortgage Association, Series 2010-142-SC (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	4.98	% (f)(g)	12/25/2040	593,426
641,646	Federal National Mortgage Association, Series 2010-15-SL (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	3.33	% (f)(g)	03/25/2040	55,749
164,111	Federal National Mortgage Association, Series 2010-19-SA (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.78	% (f)(g)	03/25/2050	13,661
472,920	Federal National Mortgage Association, Series 2010-31-SB (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	3.38	% (f)(g)	04/25/2040	42,008
887,115	Federal National Mortgage Association, Series 2010-39-SL (-1 x 1 Month LIBOR USD + 5.67%, 5.67% Cap)	4.05	% (f)(g)	05/25/2040	90,023
111,746	Federal National Mortgage Association, Series 2010-8-US (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	3.18	% (f)(g)	02/25/2040	4,293
131,444	Federal National Mortgage Association, Series 2010-9-GS (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	3.13	% (f)(g)	02/25/2040	6,414
713,815	Federal National Mortgage Association, Series 2011-114-S (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.38	% (f)(g)	09/25/2039	93,293
844,879	Federal National Mortgage Association, Series 2011-146-US (-1 x 1 Month LIBOR USD + 7.00%, 7.00% Cap)	4.73	% (g)	01/25/2042	686,936
51,314	Federal National Mortgage Association, Series 2011-5-PS (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	4.78	% (f)(g)	11/25/2040	657
178,737	Federal National Mortgage Association, Series 2012-29-SG (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.38	% (f)(g)	04/25/2042	14,649
1,623,436	Federal National Mortgage Association, Series 2012-56-SN (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.43	% (f)(g)	06/25/2042	171,822
1,686,552	Federal National Mortgage Association, Series 2012-76-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.38	% (f)(g)	07/25/2042	218,760
1,386,415	Federal National Mortgage Association, Series 2013-83-US (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	3.38	% (g)	08/25/2043	1,060,461
4,746,461	Federal National Mortgage Association, Series 2016-64-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.38	% (f)(g)	09/25/2046	696,462
16,560,972	Federal National Mortgage Association, Series 2019-M26-X1	0.72	% (e)(f)	03/25/2030	547,928
4,063,846	Federal National Mortgage Association, Series 2020-61-DI	3.00	% (f)	09/25/2060	747,522
16,033,825	Federal National Mortgage Association, Series 2020-M27-X1	0.96	% (e)(f)	03/25/2031	755,299
16,855,832	Federal National Mortgage Association, Series 2021-17-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.00%, 2.00% Cap)	1.07	% (f)(g)	04/25/2051	100,262
179,612	Federal National Mortgage Association, Series 374-19	6.50	% (f)	09/25/2036	37,174
454,598	Government National Mortgage Association, Series 2009-104-SD (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	4.84	% (f)(g)	11/16/2039	51,156
63,927	Government National Mortgage Association, Series 2010-98-IA	5.56	% (e)(f)	03/20/2039	4,821
456,850	Government National Mortgage Association, Series 2011-69-SB (-1 x 1 Month LIBOR USD + 5.35%, 5.35% Cap)	3.75	% (f)(g)	05/20/2041	44,873
777,875	Government National Mortgage Association, Series 2011-71-SG (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.80	% (f)(g)	05/20/2041	74,001
827,237	Government National Mortgage Association, Series 2011-72-AS (-1 x 1 Month LIBOR USD + 5.38%, 5.38% Cap)	3.78	% (f)(g)	05/20/2041	79,108
983,110	Government National Mortgage Association, Series 2011-89-SA (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.85	% (f)(g)	06/20/2041	94,431

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,832,813	Government National Mortgage Association, Series 2012-26-SP (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	5.05	% (f)(g)	02/20/2042	1,075,290
537,114	Government National Mortgage Association, Series 2012-34-LI (-20 x 1 Month LIBOR USD + 122.00%, 6.00% Cap)	6.00	% (f)(g)	12/16/2039	108,026
4,925,870	Government National Mortgage Association, Series 2013-119-TZ	3.00%		08/20/2043	4,673,114
3,067,505	Government National Mortgage Association, Series 2014-39-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	4.60	% (f)(g)	03/20/2044	409,929
5,190,548	Government National Mortgage Association, Series 2014-59-DS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.74	% (f)(g)	04/16/2044	628,050
3,995,003	Government National Mortgage Association, Series 2014-63-SD (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.95	% (f)(g)	04/20/2044	574,121
2,112,455	Government National Mortgage Association, Series 2014-69-ST (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.59	% (f)(g)	12/16/2039	250,885
3,159,305	Government National Mortgage Association, Series 2015-148-BS (-1 x 1 Month LIBOR USD + 5.69%, 5.69% Cap)	4.09	% (f)(g)	10/20/2045	355,234
8,452,584	Government National Mortgage Association, Series 2015-158-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	4.60	% (f)(g)	11/20/2045	1,150,684
9,878,687	Government National Mortgage Association, Series 2018-111-SA (-1 x 1 Month LIBOR USD + 4.55%, 4.55% Cap)	2.95	% (f)(g)	08/20/2048	488,169
27,438,627	Government National Mortgage Association, Series 2018-48-SD (-1 x 1 Month LIBOR USD + 3.90%, 3.90% Cap)	2.30	% (f)(g)	04/20/2048	1,536,505
8,190,378	Government National Mortgage Association, Series 2020-115-SC (-1 x 1 Month LIBOR USD + 4.20%, 4.20% Cap)	2.60	% (f)(g)	08/20/2050	588,873
6,795,498	Government National Mortgage Association, Series 2020-129-SE (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	2.15	% (f)(g)	09/20/2050	294,331
7,292,201	Government National Mortgage Association, Series 2020-138-IL	3.50	% (f)	09/20/2050	1,210,417
3,471,525	Government National Mortgage Association, Series 2020-187-SB (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (f)(g)	12/20/2050	513,599
5,851,985	Government National Mortgage Association, Series 2020-196-DI	2.50	% (f)	12/20/2050	760,629
7,655,697	Government National Mortgage Association, Series 2021-107-SA (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	2.15	% (f)(g)	06/20/2051	501,824
4,466,726	Government National Mortgage Association, Series 2021-125-AS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 3.25% Cap)	2.48	% (f)(g)	07/20/2051	97,991
7,752,523	Government National Mortgage Association, Series 2021-158-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 3.70%, 3.70% Cap)	2.93	% (f)(g)	09/20/2051	436,408
18,156,043	Government National Mortgage Association, Series 2021-221-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 3.80%, 3.80% Cap)	3.03	% (f)(g)	12/20/2051	653,040
13,505,147	Government National Mortgage Association, Series 2021-221-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 3.80%, 3.80% Cap)	3.03	% (f)(g)	12/20/2051	440,588
9,345,408	Government National Mortgage Association, Series 2021-46-DS (-1 x 1 Month LIBOR USD + 2.80%, 2.80% Cap)	1.20	% (f)(g)	03/20/2051	342,933
5,675,978	Government National Mortgage Association, Series 2021-58-SJ (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (f)(g)	04/20/2051	770,372
41,605,033	Government National Mortgage Association, Series 2021-59-S (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	1.83	% (f)(g)	04/20/2051	719,081
17,499,144	Government National Mortgage Association, Series 2021-73-LS (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 0.50% Floor, 2.50% Cap)	1.73	% (f)(g)	04/20/2051	505,407

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
16,807,136	Government National Mortgage Association, Series 2021-78-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	1.83	% (f)(g)	05/20/2051	278,924
17,502,886	Government National Mortgage Association, Series 2021-97-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	1.83	% (f)(g)	06/20/2051	306,192
10,217,974	Government National Mortgage Association, Series 2021-H04-BI	2.20	% (e)(f)	02/01/2071	537,657
11,992,408	Government National Mortgage Association, Series 2021-H07-AI	1.26	% (e)(f)	05/20/2071	543,274
19,087,954	Government National Mortgage Association, Series 2022-22-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 3.60%, 3.60% Cap)	2.83	% (f)(g)	08/20/2050	655,079
7,094,852	Government National Mortgage Association, Series 2022-25-EI	3.00	% (f)	02/20/2052	1,153,719

Total US Government and Agency Mortgage Backed Obligations (Cost $70,602,496)					49,297,763

US Government and Agency Obligations - 6.0%
17,100,000	United States Treasury Notes	0.38%		07/31/2027	14,950,811

Total US Government and Agency Obligations (Cost $16,927,808)					14,950,811

Common Stocks - 0.1%
13,001	Foresight Equity (d) (h)				256,511
34,446	McDermott International Ltd. (h)				18,945
4,476	New Constellis Holdings, Inc. (d) (h)				1,567
4,104	Summit Midstream Partners LP (h)				52,244

Total Common Stocks (Cost $421,795)					329,267

Preferred Stocks - 0.0%
2,010	Riverbed Technologies, Inc.	1.50	% (d)(h)		12,060

Total Preferred Stocks (Cost $42,848)					12,060

Short Term Investments - 2.4%
1,956,471	First American Government Obligations Fund - Class U	1.31	% (i)		1,956,471
1,956,472	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.35	% (i)		1,956,472
1,956,472	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.38	% (i)		1,956,472

Total Short Term Investments (Cost $5,869,415)					5,869,415

Total Investments - 118.6% (Cost $359,419,361) (j)					295,386,563
Liabilities in Excess of Other Assets - (18.6)%					(46,247,305)

NET ASSETS - 100.0%					$249,139,258

(a)	Perpetual maturity. The date disclosed is the next call date of the security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(c)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(d)	Value determined using significant unobservable inputs.

(e)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(f)	Interest only security

(g)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(h)	Non-income producing security

(i)	Seven-day yield as of period end

(j)

Under the Fund’s credit agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowing under the line of credit with the Lender.

(k)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(l)

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of period end.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	35.2%
Non-Agency Commercial Mortgage Backed Obligations	25.7%
US Government and Agency Mortgage Backed Obligations	19.8%
Non-Agency Residential Collateralized Mortgage Obligations	13.4%
Bank Loans	9.2%
US Government and Agency Obligations	6.0%
Foreign Corporate Bonds	3.5%
Asset Backed Obligations	2.6%
Short Term Investments	2.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.7%
Common Stocks	0.1%
Preferred Stocks	0.0%	(m)
Other Assets and Liabilities	(18.6)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	35.2%
Non-Agency Commercial Mortgage Backed Obligations	25.7%
US Government and Agency Mortgage Backed Obligations	19.8%
Non-Agency Residential Collateralized Mortgage Obligations	13.4%
US Government and Agency Obligations	6.0%
Asset Backed Obligations	2.6%
Short Term Investments	2.4%
Energy	2.2%
Electronics/Electric	2.1%
Healthcare	1.1%
Business Equipment and Services	0.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.7%
Utilities	0.6%
Chemicals/Plastics	0.5%
Transportation	0.5%
Media	0.5%
Telecommunications	0.4%
Building and Development (including Steel/Metals)	0.4%
Banking	0.4%
Insurance	0.4%
Mining	0.4%
Financial Intermediaries	0.4%
Consumer Products	0.3%
Industrial Equipment	0.3%
Aerospace & Defense	0.2%
Retailers (other than Food/Drug)	0.2%
Food Service	0.2%
Environmental Control	0.2%
Automotive	0.2%
Leisure	0.1%
Containers and Glass Products	0.1%
Chemical Products	0.1%
Real Estate	0.1%
Hotels/Motels/Inns and Casinos	0.0%	(m)
Food Products	0.0%	(m)
Technology	0.0%	(m)
Commercial Services	0.0%	(m)
Other Assets and Liabilities	(18.6)%

	100.0%

(m)	Represents less than 0.05% of net assets

Notes to Schedule of Investments

June 30, 2022 (Unaudited)

1.  Organization

DoubleLine Opportunistic Credit Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on July 22, 2011 and commenced operations on January 27, 2012. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DBL”. The Fund’s investment objective is to seek high total investment return by providing a high level of current income and the potential for capital appreciation.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services— Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued by the Adviser (as defined below) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2022:

Category
Investments in Securities
Level 1
Money Market Funds	$5,869,415
Common Stocks	71,189

Total Level 1	5,940,604
Level 2
Collateralized Loan Obligations	86,850,847
Non-Agency Commercial Mortgage Backed Obligations	58,650,850
US Government and Agency Mortgage Backed Obligations	49,297,763
Non-Agency Residential Collateralized Mortgage Obligations	33,451,692
Bank Loans	22,843,434
US Government and Agency Obligations	14,950,811
Foreign Corporate Bonds	8,579,882
Asset Backed Obligations	2,101,329
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1,753,527

Total Level 2	278,480,135
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,388,914
Asset Backed Obligations	4,373,987
Collateralized Loan Obligations	844,386
Common Stocks	258,078
Bank Loans	88,399
Preferred Stocks	12,060

Total Level 3	10,965,824

Total	$295,386,563

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$5,696,751	$54,338	$(285,013)	$25,812	$35	$(103,009)	$—	$—	$5,388,914	$(302,442)
Asset Backed Obligations	5,908,479	3	(1,542,714)	—	170,155	(161,936)	—	—	4,373,987	(1,525,444)
Collateralized Loan Obligations	1,354,392	—	(510,006)	—	—	—	—	—	844,386	(510,006)
Common Stocks	810,873	367,404	(372,384)	—	—	(547,815)	—	—	258,078	(51,120)
Bank Loans	89,952	291	(3,492)	2,470	—	(822)	—	—	88,399	(3,186)
Preferred Stocks	—	—	(30,788)	—	42,848	—	—	—	12,060	—

Total	$13,860,447	$422,036	$(2,744,397)	$28,282	$213,038	$(813,582)	$—	$—	$10,965,824	$(2,392,198)

(a)	Purchases include all purchases of securities, payups and corporate actions.

(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$5,388,914	Market Comparables	Market Quotes	$0.01 - $99.62 ($65.84)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,373,987	Market Comparables	Market Quotes	$61.87 - $2,223.72 ($353.04)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$844,386	Market Comparables	Market Quotes	$0.00 - $42.22 ($42.22)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$258,078	Market Comparables	Market Quotes	$0.35 - $19.73 ($19.61)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$88,399	Market Comparables	Market Quotes	$99.18 ($99.18)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Preferred Stocks	$12,060	Market Comparables	Market Quotes	$6.00 ($6.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.